INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	9 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2018 and December 31, 2017 is as follows:

	September 30, 2018	December 31, 2017
	(in millions)
Equity method	$522	$555
Cost method	3	6
Total	$525	$561